American Century California Tax-Free and Municipal Funds

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

CALIFORNIA TAX-FREE MONEY MARKET FUND * CALIFORNIA LIMITED-TERM TAX-FREE FUND
CALIFORNIA INTERMEDIATE-TERM TAX-FREE FUND * CALIFORNIA LONG-TERM TAX-FREE FUND
CALIFORNIA HIGH-YIELD MUNICIPAL FUND

Supplement dated August 1, 2004 * Statement of Additional Information dated January 1, 2004

THE FOLLOWING REPLACES THE FIRST SENTENCE UNDER CALIFORNIA HIGH-YIELD MUNICIPAL
FUND ON PAGE 4.

    California High-Yield Municipal invests at least 80% of its assets in municipal securities with income payments exempt from federal and California income taxes.

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER Investment Advisor ON PAGE 31.

    For the services provided to the funds, the advisor receives a daily fee based on a percentage of the net assets of a fund. The annual rate at which this fee is assessed is determined daily in a multi-step process. First, each of the trust's funds is categorized according to the broad asset class in which it invests (e.g., money market, bond or equity), and the assets of the funds in each category are totaled ("Fund Category Assets"). Second, the assets are totaled for certain other accounts managed by the advisor ("Other
    Account Category Assets"). To be included, these accounts must have the same management team and investment objective as a fund in the same category with the same board of trustees as the trust. Together, the Fund Category Assets and the Other Account Category Assets comprise the "Investment Category
    Assets." The Investment Category Fee Rate is then calculated by applying a fund's Investment Category Fee Schedule to the Investment Category Assets
    and dividing the result by the Investment Category Assets.

    Finally, a separate Complex Fee Schedule is applied to the assets of all of the funds in the American Century family of funds (the "Complex Assets"), and the Complex Fee Rate is calculated based on the resulting total. The
    Investment Category Fee Rate and the Complex Fee Rate are then added to determine the Management Fee Rate payable by a class of the fund to the advisor.

    For purposes of determining the assets that comprise the Fund Category
    Assets, Other Account Category Assets and Complex Assets, the assets of registered investment companies managed by the advisor that invest primarily in the shares of other registered investment companies shall not be included.

    The schedules by which the unified management fee is determined are shown below.

THE FOLLOWING REPLACES THE Complex Fee Schedule ON PAGE 32.

    COMPLEX FEE SCHEDULE
    ------------------------------
    COMPLEX ASSETS        FEE RATE
    ------------------------------
    First $2.5 billion    0.3100%
    ------------------------------
    Next $7.5 billion     0.3000%
    ------------------------------
    Next $15 billion      0.2985%
    ------------------------------
    Next $25 billion      0.2970%
    ------------------------------
    Next $25 billion      0.2870%
    ------------------------------
    Next $25 billion      0.2800%
    ------------------------------
    Next $25 billion      0.2700%
    ------------------------------
    Next $25 billion      0.2650%
    ------------------------------
    Next $25 billion      0.2600%
    ------------------------------
    Next $25 billion      0.2550%
    ------------------------------
    Thereafter            0.2500%
    ------------------------------

THE FOLLOWING REPLACES THE PARAGRAPH IMMEDIATELY FOLLOWING THE Complex Fee
SCHEDULE ON PAGE 32.

    On each calendar day, each class of each fund accrues a management fee that is equal to the class's Management Fee Rate times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month.
    The fee for the previous month is the sum of the calculated daily fees for each class of a fund during the previous month.

SH-SPL-39170   0408